                                               Filed Pursuant to Rule 497(j)
                                               Registration File No.: 33-56028


                                VALUE LINE, INC.

                              220 East 42nd Street
                         New York, New York 10017-5891
                  Phone: (212) 907-1500 / Fax: (212) 818-9747



                                                    August 4, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


        Re:     Value Line Emerging Opportunities Fund, Inc.
                File #33-56028
                Rule 497(j)
                --------------------------------------------

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent post-effective amendment to its registration statement that was filed electronically via Edgar with the Securities and Exchange Commission.


                                        Very truly yours,


                                        /s/ Peter D. Lowenstein
                                        --------------------------------
                                        Peter D. Lowenstein
                                        Legal Counsel


PDL:psp